T. ROWE PRICE Health Sciences Portfolio
September 30, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.2%
BIOTECHNOLOGY  26.9%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 23,771 753
753
Major Biotechnology  5.8%
Amgen  50,506 16,273
Biogen (1) 7,975 1,546
Celldex Therapeutics (1) 37,098 1,261
Exact Sciences (1) 53,048 3,614
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 167,424 95
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 83,712 48
Neurocrine Biosciences (1) 30,730 3,541
Vertex Pharmaceuticals (1) 38,151 17,743
44,121
Other Biotechnology  21.0%
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 246
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 123
Agios Pharmaceuticals (1) 64,000 2,844
Akero Therapeutics (1) 29,321 841
Alector (1) 30,382 142
Allogene Therapeutics (1) 160,368 449
Alnylam Pharmaceuticals (1) 63,835 17,557
AnaptysBio (1) 17,900 600
Apellis Pharmaceuticals (1) 11,061 319
Apogee Therapeutics (1) 27,027 1,588
Arcellx (1) 36,791 3,072
Ardelyx (1) 30,461 210
Arvinas (1) 21,306 525
Ascendis Pharma, ADR (1) 44,620 6,662
Aura Biosciences (1) 17,870 159
Avidity Biosciences (1) 124,687 5,727
BeiGene, ADR (1) 36,438 8,181
Bicycle Therapeutics, ADR (1) 62,846 1,422
Biohaven (1) 89,935 4,494
BioMarin Pharmaceutical (1) 20,465 1,439
Blueprint Medicines (1) 70,977 6,565
Cargo Therapeutics (1) 63,590 1,173
Centessa Pharmaceuticals, ADR (1) 144,283 2,307
Crinetics Pharmaceuticals (1) 51,158 2,614
Cytokinetics (1) 47,562 2,511
Day One Biopharmaceuticals (1) 3,030 42
Denali Therapeutics (1) 70,760 2,061
Disc Medicine (1) 9,626 473
Dyne Therapeutics (1) 29,693 1,067
Shares/Par $ Value
(Cost and value in $000s)
‡
Entrada Therapeutics (1) 19,854 317
EyePoint Pharmaceuticals (1) 29,559 236
Generation Bio (1) 91,458 226
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
IGM Biosciences (1) 46,165 764
Immatics (1) 66,841 763
Immuneering, Class A (1) 29,046 72
Immunocore Holdings, ADR (1) 54,916 1,710
Immunome (1) 74,540 1,090
Insmed (1) 124,151 9,063
Ionis Pharmaceuticals (1) 59,248 2,373
Iovance Biotherapeutics (1) 66,349 623
Krystal Biotech (1) 9,330 1,698
Kymera Therapeutics (1) 58,404 2,764
Legend Biotech, ADR (1) 33,623 1,638
Longboard Pharmaceuticals (1) 53,539 1,784
Lyell Immunopharma (1) 285,300 394
Monte Rosa Therapeutics (1) 52,977 281
MoonLake Immunotherapeutics (1) 62,480 3,150
Natera (1) 17,500 2,222
Novocure (1) 81,064 1,267
Oruka Therapeutics PIPE,
Acquisition Date: 8/29/24,
Cost $458 (1)(3) 47,119 1,097
Pharming Group (EUR) (1) 83,456 70
Pliant Therapeutics (1) 27,537 309
Prelude Therapeutics (1) 42,748 89
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 48,334 2,175
Prothena (1) 23,843 399
Rapport Therapeutics, Acquisition
Date: 8/7/23 - 3/19/24, Cost $404 (1)
(3)(4) 28,147 576
RAPT Therapeutics (1) 3,442 7
Regeneron Pharmaceuticals (1) 20,686 21,746
Relay Therapeutics (1) 54,019 382

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Repligen (1) 12,307 1,832
Replimune Group (1) 71,745 786
REVOLUTION Medicines (1) 69,483 3,151
REVOLUTION Medicines, Warrants,
11/14/28 (1) 11,096 2
Rocket Pharmaceuticals (1) 51,385 949
Sage Therapeutics (1) 14,484 105
Sana Biotechnology (1) 95,364 397
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22,
Cost $— (1)(3) 6,855 17
Scholar Rock Holding (1) 75,582 605
SpringWorks Therapeutics (1) 44,692 1,432
Spyre Therapeutics (1) 15,280 449
Structure Therapeutics, ADR (1) 47,344 2,078
Tenax Therapeutics, Warrants,
8/29/29, Acquisition Date: 8/6/24,
Cost $— (1)(3) 53,640 35
Ultragenyx Pharmaceutical (1) 48,832 2,713
Vaxcyte (1) 55,211 6,309
Voyager Therapeutics (1) 42,811 250
WaVe Life Sciences (1) 72,844 597
Xencor (1) 33,800 680
Zai Lab, ADR (1) 68,120 1,644
Zentalis Pharmaceuticals (1) 30,265 111
158,873
Total Biotechnology 203,747
CONSUMER
NONDURABLES  0.2%
Biotechnology  0.1%
MBX Biosciences, Series
C, Acquisition Date: 8/2/24,
Cost $430 (1)(3)(4) 34,687 901
Oruka Therapeutics PIPE,
Acquisition Date: 9/12/24,
Cost $160 (1)(3) 6,978 163
1,064
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants,
Acquisition Date: 8/6/24,
Cost $305 (1)(3)(5) 101,916 334
334
Total Consumer Nondurables 1,398
LIFE SCIENCES  10.5%
Life Sciences  10.5%
Agilent Technologies  33,325 4,948
Bio-Techne  38,087 3,044
Bruker  12,786 883
Danaher  108,326 30,117
Ginkgo Bioworks Holdings (1) 2,281 19
Pacific Biosciences of California (1) 81,354 138
Revvity  19,176 2,450
SomaLogic, Warrants, 8/31/26 (1) 4,962 3
Thermo Fisher Scientific  60,933 37,691
Total Life Sciences 79,293
Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 24,783 127
Total Miscellaneous 127
PHARMACEUTICALS  17.8%
Major Pharmaceuticals  17.5%
AstraZeneca, ADR  194,758 15,174
Chugai Pharmaceutical (JPY)  73,100 3,543
Eli Lilly  89,306 79,120
Merck  202,030 22,943
Novo Nordisk, ADR  64,815 7,717
Sanofi, ADR  68,628 3,955
132,452
Specialty Pharmaceuticals  0.3%
Madrigal Pharmaceuticals (1) 10,914 2,316
2,316
Total Pharmaceuticals 134,768
PRODUCTS & DEVICES  17.1%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 18,041 1,446
1,446
Implants  11.9%
Becton Dickinson & Company  33,342 8,039
Boston Scientific (1) 151,304 12,679
Edwards Lifesciences (1) 47,657 3,145
Intuitive Surgical (1) 72,539 35,636
Sonova Holding (CHF)  8,533 3,074
Stryker  74,047 26,750
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 351
89,674
Other Products & Devices  5.0%
10X Genomics, Class A (1) 55,277 1,248
Argenx, ADR (1) 39,326 21,318
Dexcom (1) 18,244 1,223
Hologic (1) 35,156 2,864
IDEXX Laboratories (1) 5,400 2,728
Inspire Medical Systems (1) 4,035 852
Lantheus Holdings (1) 13,411 1,472
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 158
Penumbra (1) 28,759 5,588
Saluda Medical, Warrants,
1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 4,672 9
37,460
Total Products & Devices 128,580
SERVICES  18.2%
Distribution  0.6%
Cardinal Health  15,428 1,705
Cencora  5,125 1,154

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
McKesson  3,762 1,860
4,719
Information  0.0%
GeneDx Holdings (1) 1,938 82
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 1
83
Other Services  1.6%
ICON (1) 9,353 2,687
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 9/6/24,
Cost $656 (1)(2)(3) 27,339 17
Quest Diagnostics  12,172 1,890
Tempus Labs, Series D,
Acquisition Date: 3/16/18 - 6/21/24,
Cost $2,470 (1)(3)(4) 129,303 7,318
11,912
Payors  13.8%
Centene (1) 18,758 1,412
Cigna Group  37,081 12,847
Elevance Health  41,987 21,833
Humana  7,988 2,530
Molina Healthcare (1) 24,150 8,321
Oscar Health, Class A (1) 141,677 3,005
UnitedHealth Group  93,099 54,433
104,381
Providers  2.2%
BrightSpring Health Services (1) 81,702 1,199
HCA Healthcare  21,117 8,583
Tenet Healthcare (1) 40,672 6,760
16,542
Total Services 137,637
Total Miscellaneous Common
Stocks  4.5% (6) 34,137
Total Common Stocks (Cost
$351,901) 719,687
CONVERTIBLE BONDS  0.2%
Galvanize Therapeutics, 0.00%,
2/13/27, Acquisition Date: 2/28/24,
Cost $295 (1)(2)(3) 295,300 295
Immunocore Holdings, 2.50%,
2/1/30 (7) 739,000 638
Kardium, 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $257 (1)(2)(3) 256,500 257
Total Convertible Bonds (Cost
$1,291) 1,190
Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  3.3%
BIOTECHNOLOGY  1.8%
Other Biotechnology  1.8%
Aktis Oncology, Series B, Acquisition
Date: 9/20/24, Cost $538 (1)(2)(3) 134,478 538
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 99
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 285
Bluejay Therapeutics, Series
C, Acquisition Date: 5/1/24,
Cost $850 (1)(2)(3) 130,259 850
Chroma Medicine, Series A,
Acquisition Date: 10/12/21,
Cost $500 (1)(2)(3) 235,778 613
Chroma Medicine, Series
B, Acquisition Date: 2/8/23,
Cost $198 (1)(2)(3) 76,097 198
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 749
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $407 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $810 (1)(2)(3) 45,781 984
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $195 (1)(2)(3) 9,072 195
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
Endeavour Bio Services, Series
C, Acquisition Date: 4/22/24,
Cost $154 (1)(2)(3) 23,627 154
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202
FOG Pharma, Series E, Acquisition
Date: 2/29/24, Cost $93 (1)(2)(3) 14,904 93
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 116
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 263
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 25
Oruka Therapeutics PIPE, Series
A, Acquisition Date: 9/12/24,
Cost $69 (1)(3) 3 70
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 202
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198 (1)(2)(3) 21,482 99
SalioGen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $496 (1)(2)(3) 4,690 136
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Sionna Therapeutics, Series
B, Acquisition Date: 2/2/22,
Cost $239 (1)(2)(3) 24,459 239
Sionna Therapeutics, Series
C, Acquisition Date: 3/4/24,
Cost $84 (1)(2)(3) 8,642 84
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 17,475 357
Third Arc Bio, Series A, Acquisition
Date: 7/16/24, Cost $214 (1)(2)(3) 101,574 214
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 913
Total Biotechnology 13,704
CONSUMER
NONDURABLES  0.2%
Biotechnology  0.1%
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
501
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 87
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 93
Shares/Par $ Value
(Cost and value in $000s)
‡
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 235
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 242
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 79
736
Total Consumer Nondurables 1,237
LIFE SCIENCES  0.8%
Life Sciences  0.8%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 673
Chromacode, Series D-1, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 30
Chromacode, Series D-2, Acquisition
Date: 2/28/22, Cost $99 (1)(2)(3) 141,298 65
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 531
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 364
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 376
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 121
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 205
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 2,521
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 893
Total Life Sciences 5,991
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 259
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 90
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 151
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 110
610

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Implants  0.1%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 343
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $566 (1)(2)(3) 556,501 473
816
Other Products & Devices  0.1%
Saluda Medical, Series D,
Acquisition Date: 1/20/22,
Cost $397 (1)(2)(3) 31,146 331
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $196 (1)(2)(3) 24,280 235
566
Total Products & Devices 1,992
SERVICES  0.2%
Information  0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 221
221
Other Services  0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 616
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 371
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 396
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 232
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 132
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(2)(3) 8,542 47
1,794
Shares/Par $ Value
(Cost and value in $000s)
‡
Providers  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 241
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 162
403
Total Services 2,418
Total Convertible Preferred Stocks
(Cost $28,294) 25,342
PREFERRED STOCKS  0.3%
LIFE SCIENCES  0.3%
Life Sciences  0.3%
Sartorius (EUR)  6,982 1,963
Total Life Sciences 1,963
Total Preferred Stocks (Cost
$1,281) 1,963
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 4.97% (8)(9) 6,990,921 6,991
Total Short-Term Investments
(Cost $6,991) 6,991
Total Investments in
Securities  99.9%
(Cost $389,758) $ 755,173
Other Assets Less Liabilities 0.1% 586
Net Assets 100.0% $ 755,759
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $37,415 and represents 5.0% of net assets.
(4) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to
$8,795; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(5) Perpetual security with no stated maturity date.

T. ROWE PRICE Health Sciences Portfolio

.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $638 and represents 0.1% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ —# $ — $ 123+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 13,820  ¤  ¤ $ 6,991^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $123 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $6,991.

T. ROWE PRICE Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Health Sciences Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 700,646 $ 17,961 $ 1,080 $ 719,687
Convertible Bonds — 638 552 1,190
Convertible Preferred Stocks — 70 25,272 25,342
Preferred Stocks — 1,963 — 1,963
Short-Term Investments 6,991 — — 6,991
Total $ 707,637 $ 20,632 $ 26,904 $ 755,173

T. ROWE PRICE Health Sciences Portfolio

gain/loss on Level 3 instruments held at September 30, 2024, totaled $(3,407,000) for the period ended September 30,
2024. During the period, transfers into Level 3 resulted from a lack of marketability for the securities.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 1,481 $ (698) $ 691 $ (405) $ 11 $ 1,080
Convertible Bonds — — 552 — — 552
Convertible Preferred Stocks 30,591 (5,926) 3,524 (2,917) — 25,272
Total $ 32,072 $ (6,624) $ 4,767 $ (3,322) $ 11 $ 26,904
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 1,080 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
36% Decrease
Discount for
illiquidity
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 6.9x
5.4x Increase
Enterprise
value to gross
profit multiple
5.0x
– 10.0x
8.4x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Health Sciences Portfolio

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 33% 33% Increase
Convertible Bonds $552 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible Preferred Stocks $25,272 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
25%
- 100%
34% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ratio
—# —# —#
Premium
to public
company
multiples
59%
- 147%
102% Increase
Enterprise
value to sales
multiple
1.6x
– 8.7x
6.7x Increase
Projected
enterprise
value to sales
multiple
4.3x
– 8.7x
7.3x Increase
Sales growth
rate
7%
- 124%
63% Increase
Enterprise
value to gross
profit multiple
4.9x
– 21.6x
16.0x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 21.6x
16.7x Increase
Gross profit
growth rate
23%
- 171%
95% Increase
Enterprise
value to
EBITDA
multiple
11.5x
- 16.1x
13.8x Increase
EBITDA growth
rate
56% 56% Increase

T. ROWE PRICE Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E309-054Q3 09/24
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
Probability
for potential
outcome
10%
- 70%
35% Increase
Discount
to public
company
multiples
43%
- 52%
48% Decrease
Discount rate
for cost of
capital
10%
- 30%
15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase